OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

18. OTHER PAYABLES AND ACCRUALS

	December 31,	December 31,
	2018	2019
	RMB	RMB
Accrued advertising expenses	407,557	373,563
Accrued service fee for transaction support	14,151	233,970
Accrued salaries and benefits	185,597	150,465
Installments collected on behalf of financing partners	46,445	138,080
Tax payables	102,324	104,496
Accrued service fee for IT and office support	101,833	98,371
Deposits	137,844	77,709
Contract liabilities	9,704	27,025
Interest payable	61,434	25,447
Others	61,179	73,166
	1,128,068	1,302,292